ESTIMATION OF FAIR VALUE - Sensitivity analysis of Biological Assets at fair value (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($) $ / T	Dec. 31, 2018 COP ($) $ / T
Rubber Plantation | Crude palm oil, 5 percent higher [member]
Disclosure of detailed information about biological assets [line items]
Reference price USD/ton | $ / T	1,619	1,597
Value of the biological Effect on profits	$ 61,736	$ 43,609
Profits before taxes	$ 10,550	$ 4,241
Rubber Plantation | Crude palm oil, baseline [member]
Disclosure of detailed information about biological assets [line items]
Reference price USD/ton | $ / T	1,542	1,521
Value of the biological Effect on profits	$ 57,698	$ 41,533
Profits before taxes	$ 6,513	$ 2,164
Rubber Plantation | Crude palm oil, 5 percent lower [member]
Disclosure of detailed information about biological assets [line items]
Reference price USD/ton | $ / T	1,465	1,445
Value of the biological Effect on profits	$ 53,660	$ 39,456
Profits before taxes	$ 2,475	$ 88
African Palm Plantation | Crude palm oil, 5 percent higher [member]
Disclosure of detailed information about biological assets [line items]
Reference price USD/ton | $ / T	725	705
Value of the biological Effect on profits	$ 35,990	$ 31,272
Profits before taxes	$ 582	$ (7,792)
African Palm Plantation | Crude palm oil, baseline [member]
Disclosure of detailed information about biological assets [line items]
Reference price USD/ton | $ / T	690	671
Value of the biological Effect on profits	$ 32,509	$ 29,783
Profits before taxes	$ (2,900)	$ (9,281)
African Palm Plantation | Crude palm oil, 5 percent lower [member]
Disclosure of detailed information about biological assets [line items]
Reference price USD/ton | $ / T	656	638
Value of the biological Effect on profits	$ 29,027	$ 28,293
Profits before taxes	$ (6,382)	$ (10,770)